COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
2014	$ 3,783
2015	2,127
2016	1,615
2017-2021	1,648
Operating Leases, Future Minimum Payments Due	$ 9,173